Annual Total Returns (Vanguard Developed Markets Index Fund - Investor Shares Participant) (Vanguard Developed Markets Index Fund, Vanguard Developed Markets Index Fund - Investor Shares)	12 Months Ended
Dec. 31, 2014
Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Investor Shares
Annual Total Return
2014	(5.82%)